Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Credit Agricole Corporate & Investment Bank SA, 5.36%, 08/09/23	$4,000	$3,999,897
UBS AG, 4.95%, 08/16/23, (1-day SOFR + 0.200%)(a)	3,000	3,000,045
Versailles Commercial Paper LLC, 5.37%, 08/15/23	5,000	4,988,833

Total Certificates of Deposit — 3.5%
(Cost: $11,989,636)		11,988,775

Commercial Paper

Amcor Finance USA Inc., 5.55%, 08/04/23	3,000	2,998,151
Amcor Flexibles North America Inc., 5.63%, 08/23/23	2,000	1,992,844
American Honda Finance Corp., 5.60%, 09/25/23	4,750	4,709,007
BASF SE, 5.47%, 09/25/23	5,000	4,957,821
BPCE SA, 5.35%, 09/01/23	5,000	4,976,338
Canadian National Railway Co., 5.61%, 09/21/23	4,000	3,967,870
E.ON SE, 5.58%, 09/11/23	5,000	4,967,753
Enbridge U.S. Inc.
5.64%, 08/22/23	5,000	4,982,852
5.66%, 08/25/23	2,000	1,992,211
Evergy Kansas Central Inc., 5.46%, 08/02/23	4,000	3,998,787
Evergy Missouri West Inc., 5.47%, 08/08/23	2,000	1,997,573
Federation des Caisses Desjardins du Quebec
5.36%, 08/25/23	1,000	996,292
5.42%, 09/25/23	5,000	4,958,210
Fidelity National Information Services Inc.
5.47%, 08/08/23	1,500	1,498,180
5.47%, 08/16/23	2,065	2,059,989
5.48%, 08/21/23	2,500	2,492,038
Fiserv Inc., 5.50%, 08/21/23	3,750	3,738,521
GTA Funding LLC, 5.37%, 08/17/23	5,000	4,987,361
John Deere Capital Corp., 5.34%, 09/28/23	5,000	4,956,660
LSEGA Financing PLC, 5.62%, 08/22/23	5,000	4,982,880
Mackinac Funding Co. LLC
5.51%, 09/19/23	4,000	3,969,628
5.56%, 10/16/23	6,000	5,929,442
Marriott International Inc.
5.55%, 08/28/23	3,500	3,485,077
5.58%, 08/18/23	2,000	1,994,440
Mercedes-Benz Finance North America LLC
5.21%, 08/04/23	4,750	4,747,254
5.32%, 09/11/23	1,000	993,842
Mitsubishi HC Finance America LLC, 5.47%, 08/15/23	1,476	1,472,642
NextEra Energy Capital Holdings Inc.
5.62%, 08/16/23	5,000	4,987,533
5.63%, 08/21/23	350	348,855
5.68%, 08/28/23	3,000	2,986,910
NTT Finance Americas Inc., 5.49%, 09/21/23	6,000	5,952,793
Nutrien Financial U.S. LLC, 5.52%, 08/23/23	3,250	3,238,607
Nutrien Ltd.
5.51%, 08/10/23	1,500	1,497,708
5.58%, 09/20/23	4,500	4,464,727
Penske Truck Leasing Co. LP, 5.59%, 08/17/23	3,750	3,740,119
Philip Morris International Inc., 5.40%, 09/05/23	5,000	4,973,130
Podium Funding Trust, 5.48%, 09/06/23	5,000	4,971,983
PPG Industries Inc., 5.47%, 08/10/23	4,000	3,993,933
PSP Capital Inc., 5.32%, 08/16/23	5,000	4,988,204
Security	Par/ Shares (000)	Value

Reckitt Benckiser Treasury Services PLC, 5.58%, 08/30/23	$4,000	$3,981,500
RWE AG
5.90%, 08/01/23	1,500	1,499,754
5.91%, 08/04/23	5,000	4,996,719
6.06%, 08/25/23	1,250	1,244,762
Sheffield Receivables Co. LLC, 5.56%, 10/12/23	4,000	3,955,413
Spire Inc.
5.47%, 08/08/23	3,000	2,996,360
5.47%, 08/16/23	1,250	1,246,967
TELUS Corp., 5.66%, 09/25/23	3,000	2,973,834
Toyota Industries Commercial Finance Inc., 5.33%, 08/28/23	4,250	4,232,451
TransCanada PipeLines Ltd.
5.49%, 08/23/23	600	597,907
5.63%, 09/21/23	5,000	4,959,664

Total Commercial Paper — 51.3%
(Cost: $173,663,724)		173,633,496

U.S. Treasury Obligations(b)
U.S. Treasury Bill
5.23%, 08/01/23	16,000	16,000,000
5.33%, 08/03/23	10,000	9,997,080
5.33%, 08/08/23	12,000	11,987,788
5.35%, 09/05/23	20,000	19,898,106
5.37%, 08/29/23	10,000	9,959,079
5.37%, 08/31/23	12,000	11,947,440
5.37%, 09/07/23	10,000	9,945,900
5.37%, 09/12/23	15,000	14,908,137
5.37%, 10/03/23	10,000	9,908,388
5.38%, 09/21/23	5,000	4,962,768
5.39%, 09/14/23	5,000	4,967,816

Total U.S. Treasury Obligations — 36.7%
(Cost: $124,489,027)		124,482,502

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	11,530	11,530,000

Total Money Market Funds — 3.4%
(Cost: $11,530,000)		11,530,000

Total Investments — 94.9%
(Cost: $321,672,387)		321,634,773

Other Assets Less Liabilities — 5.1%		17,179,138

Net Assets—100.0%		$338,813,911

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$34,050,000	$—	$(22,520,000	)(a)	$—	$—	$11,530,000	11,530	$1,019,954	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Index	12,150	09/20/23	$338,329	$21,645,929

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$11,988,775	$—	$11,988,775
Commercial Paper	—	173,633,496	—	173,633,496
U.S. Treasury Obligations	—	124,482,502	—	124,482,502
Short-Term Securities
Money Market Funds	11,530,000	—	—	11,530,000
	$11,530,000	$310,104,773	$—	$321,634,773

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$21,645,929	$—	$—	$21,645,929

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

 3